Borrowings and derivative financial instrument - US$600 million RCF (Details) R in Millions, $ in Millions		12 Months Ended
	May 21, 2018 USD ($) extension_option	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of the year		R 18,383	R 23,736	R 24,505
Loans raised		20,622	16,289	18,982
Loans repaid		(20,252)	(18,335)	(22,008)
Loss/(gain) on foreign exchange differences		(1,149)	255	(325)
Loss/(gain) on foreign exchange differences		950	2,149	(781)
Balance at end of the year		20,298	18,383	23,736
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 600				$ 600
Net debt to EBITDA threshold	2.50
Term of facility	3 years
Number of one-year extensions | extension_option	2
Balance at beginning of the year		6,978	5,712	2,727
Loans raised		703	7,218	9,067
Loans repaid		(7,728)	(6,802)	(5,826)
Loss/(gain) on foreign exchange differences		0	0	6
Loss/(gain) on foreign exchange differences		47	850	(262)
Balance at end of the year		R 0	R 6,978	R 5,712
US$600 million RCF | Net Debt to EBITDA less than threshold | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	1.85%
US$600 million RCF | Net Debt to EBITDA above threshold | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.00%
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 350